Equity Method Investments	12 Months Ended
Dec. 31, 2011
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments
Equity Method Investments
All equity method investments operate in the same sector as our primary business. Our investments accounted for under the equity method as of December 31, 2011 include:

Company	Interest Held
Amplus S.A	21.7%
Evorad S.A	49
N-Squared S.A	50
Tagem S.A	50
Digital Rum S.A	50
CASEE	33
HT Mobile	35

Ansible Mobile LLC — Joint Venture
In July 2007, we established a joint venture called Ansible Mobile LLC, (Ansible), with The Interpublic Group of Companies, Inc., (IPG), a publicly-traded multi-national advertising firm, whereby we owned one-half of the equity interest in Ansible. We reached an agreement with IPG to terminate Ansible effective as of July 2010. The termination had no material financial impact on our results of operations during 2010.
CASEE — China — Equity Investment
In April 2008, we purchased shares of Series A Preferred Stock as well as a note convertible into, and warrants to purchase, shares of Series A Preferred Stock of the parent company of a Chinese mobile marketing firm called Cellphone Ads Serving E-Exchange, or CASEE. To date, we have converted the note, and own 33% of the outstanding equity of the parent company. We did not exercise our warrants prior to expiration. During January 2012 we completed our acquisition for the remaining equity interests in CASEE; see Note 17.
HTMobile — Joint Venture
In 2009, we formed HT Mobile Solutions with HT Media, India's second largest media group and owner of the Hindustan Times newspaper. We own a 35% interest in the joint venture. HT Mobile Solutions services large network operators, brands and advertising agencies, as well as smaller regional companies, in India.
A rollforward of the activity in our equity method investments:

Carrying Value
(in thousands)
Balance as of January 1, 2009	$3,640
Additional equity method investments	1,462
Share of loss from equity method investments	(1,943)
Foreign exchange differences	95
Balance as of December 31, 2009	3,254
Disposition of interest in equity method investments	(92)
Additional equity method investments	323
Share of loss from equity method investments	(1,054)
Foreign exchange differences	(103)
Balance as of December 31, 2010	2,328
Additional equity method investments	170
Share of loss from equity method investments	(217)
Foreign exchange differences	(11)
Balance as of December 31, 2011	$2,270